Derivative Liability Disclosure	Dec. 31, 2020
Notes
Derivative Liability Disclosure

Note 8. Derivative Liability

The Company accounts for the fair value of the conversion features of its convertible debt in accordance with ASC Topic No. 815-15 “Derivatives and Hedging; Embedded Derivatives” (“Topic No. 815-15”). Topic No. 815-15 requires the Company to bifurcate and separately account for the conversion features as an embedded derivative contained in the Company’s convertible debt. The Company is required to carry the embedded derivative on its balance sheet at fair value and account for any unrealized change in fair value as a component of results of operations. The Company values the embedded derivatives using the Black-Scholes pricing model. During the years ended December 31, 2020 and 2019, the Company recorded debt discount in the amounts of $55,000 and $337,496, respectively. Amortization of debt discount amounted to $205,448 and $32,814 for the years ended December 31, 2020 and 2019, respectively. Unamortized debt discount at December 31, 2020 and 2019, were $29,234 and $179,682, respectively. The derivative liability is revalued each reporting period using the Black-Scholes model. As of December 31, 2020 and December 31, 2019, the derivative liability was $201,430 and $396,220, respectively.

The Black-Scholes model utilized the following inputs to value the derivative liability at the date of issuance of the convertible note at December 31, 2020:

Stock Price - The stock price was based closing price of the Company’s stock as of the valuation date, which was $.0049 at December 31, 2020.

Variable Conversion Prices - The conversion price was based on: (i) 60% multiplied by the lowest trading price during the previous twenty-five (25) trading day period prior to the conversion at December 31, 2020 for Crown Bridge Partners; (ii)  the lesser of: (a) the lowest trading price during the previous twenty-five (25) trading day period ending on the latest complete trading day prior to the date of this Note, and (b) the variable conversion which shall mean 60% multiplied by the lowest trading price for the common stock during the twenty-five (25) trading day period ending on the latest complete trading day prior to the conversion at December 31, 2020 for Auctus Fund, LLC; 37% discount to the lowest trading price in the fifteen (15) days prior to the day that the Holder requests conversion for Power Up Lending.

Time to Maturity - The time to maturity was determined based on the length of time between the valuation date and the maturity of the debt. Time to maturity ranged from 90 to 194 days at December 31, 2020.

Risk Free Rate - The risk free rate was based on the Treasury Note rate as of the valuation dates with a term commensurate with the remaining term of the debt. The risk-free rate at December 31, 2020 was 0.10%, based on the term of the note.

Volatility - The volatility was based on the historical volatility of the Company. The average volatility was 417.76% at December 31, 2020.